Nature of Operations (Details) - Details 2 $ in Thousands	2 Months Ended
Mar. 31, 2024 USD ($)
Description of Organization and Business Operations and Liquidity [Line Items]
Opening accumulated deficit	$ 45,600
Research and development, percentage	45.00%
Opening cash balance	$ 960
Maximum [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Opening cash balance	1,880
Minimum [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Opening cash balance	$ 920